Stock Incentive Plans - Schedule of Restricted Stock and RSU Activity (Details) - Restricted Unit and Restricted Share Award shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Units
Nonvested at beginning of year (in shares) | shares	4,677
Granted (in shares) | shares	2,695
Vested (in shares) | shares	(1,646)
Forfeited (in shares) | shares	(308)
Nonvested at end of year (in shares) | shares	5,418
Weighted Average Grant Date Fair Value
Nonvested at beginning of year (in dollars per share) | $ / shares	$ 51.90
Granted (in dollars per share) | $ / shares	100.81
Vested (in dollars per share) | $ / shares	103.82
Forfeited (in dollars per share) | $ / shares	73.61
Nonvested at end of year (in dollars per share) | $ / shares	$ 59.22